Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Baillie Gifford Funds
Entity Central Index Key	0001120543
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000228389
Shareholder Report [Line Items]
Fund Name	Baillie Gifford China Equities Fund
Class Name	Class K
Trading Symbol	BGCDX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford China Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/china-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/china-equities-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$103	0.87%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 7/7/21
Class K	36.77%	-6.82%
MSCI China All Shares Index	29.22%	-2.39%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-china-equities-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,148,312
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,148,312
  Total number of portfolio holdings60
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate13%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	30.1%
Auto Parts & Equipment	7.4%
Retail	5.0%
Home Furnishings	4.3%
Insurance	4.1%
Electronics	4.1%
Mining	4.1%
Software	3.7%
Banks	3.6%
Beverages	3.6%
Semiconductors	3.4%
Metal Fabricate/Hardware	2.7%
Chemicals	2.6%
Other sectors	20.5%
Other assets less liabilities	0.8%
Total	100.0%

Material Fund Change [Text Block]
C000228388
Shareholder Report [Line Items]
Fund Name	Baillie Gifford China Equities Fund
Class Name	Institutional Class
Trading Symbol	BGCBX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford China Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/china-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/china-equities-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$113	0.96%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 7/7/21
Institutional Class	36.53%	-6.89%
MSCI China All Shares Index	29.22%	-2.39%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-china-equities-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,148,312
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,148,312
  Total number of portfolio holdings60
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate13%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	30.1%
Auto Parts & Equipment	7.4%
Retail	5.0%
Home Furnishings	4.3%
Insurance	4.1%
Electronics	4.1%
Mining	4.1%
Software	3.7%
Banks	3.6%
Beverages	3.6%
Semiconductors	3.4%
Metal Fabricate/Hardware	2.7%
Chemicals	2.6%
Other sectors	20.5%
Other assets less liabilities	0.8%
Total	100.0%

Material Fund Change [Text Block]
C000186039
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Developed EAFE All Cap Fund
Class Name	Class K
Trading Symbol	BGPKX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Developed EAFE All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$73	0.68%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.68%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class K	13.44%	-2.12%	5.07%
MSCI EAFE Index	31.89%	9.46%	8.71%

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-developed-eafe-all-cap-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.
AssetsNet	$ 39,993,106
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 598,883
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$39,993,106
  Total number of portfolio holdings62
  Total advisory fees paid, net of waiver$598,883
  Portfolio turnover rate20%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Banks	11.1%
Semiconductors	7.5%
Commercial Services	6.9%
Machinery - Diversified	6.9%
Internet	6.7%
Pharmaceuticals	6.0%
Cosmetics/Personal Care	5.3%
Investment Companies	5.3%
Chemicals	4.1%
Beverages	3.8%
Healthcare - Products	3.7%
Building Materials	3.4%
Retail	3.4%
Other sectors	41.5%
Other assets less liabilities	(15.6%)
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025.

Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On September 15, 2025 the Board of Trustees approved and adopted an Agreement and Plan of Reorganization for Baillie Gifford Developed EAFE All Cap Fund (the 'target fund') to merge with and into Baillie Gifford International Alpha Fund (the surviving fund'), an existing series of the Trust.

On February 2, 2026, pursuant to the Agreement and Plan of Reorganization, each target fund transferred all of it's assets and liabilities to the surviving fund. Shareholders in the target funds received shares in the surviving fund in exchange for their target fund shares.

Ahead of the Plan of Reorganization, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.67% for Class 2 shares, 0.60% for Class 3 shares, 0.57% for class 4 shares, 0.52% for class 5 shares and 0.67% for Class K and 0.67% for Institutional Class shares.

An additional disclosure of significant exposure to UK companies in recent periods was added to the Fund's prospectus on April 30 2025. As of December 31, 2025, the Fund's exposure to UK companies was 15% of its net asset value.

C000186038
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Developed EAFE All Cap Fund
Class Name	Institutional Class
Trading Symbol	BSGPX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Developed EAFE All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.77%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Institutional Class	13.75%	-2.20%	4.98%
MSCI EAFE Index	31.89%	9.46%	8.71%

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-developed-eafe-all-cap-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 39,993,106
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 598,883
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$39,993,106
  Total number of portfolio holdings62
  Total advisory fees paid, net of waiver$598,883
  Portfolio turnover rate20%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Banks	11.1%
Semiconductors	7.5%
Commercial Services	6.9%
Machinery - Diversified	6.9%
Internet	6.7%
Pharmaceuticals	6.0%
Cosmetics/Personal Care	5.3%
Investment Companies	5.3%
Chemicals	4.1%
Beverages	3.8%
Healthcare - Products	3.7%
Building Materials	3.4%
Retail	3.4%
Other sectors	41.5%
Other assets less liabilities	(15.6%)
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025.

Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On September 15, 2025 the Board of Trustees approved and adopted an Agreement and Plan of Reorganization for Baillie Gifford Developed EAFE All Cap Fund (the 'target fund') to merge with and into Baillie Gifford International Alpha Fund (the surviving fund'), an existing series of the Trust.

On February 2, 2026, pursuant to the Agreement and Plan of Reorganization, each target fund transferred all of it's assets and liabilities to the surviving fund. Shareholders in the target funds received shares in the surviving fund in exchange for their target fund shares.

Ahead of the Plan of Reorganization, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.67% for Class 2 shares, 0.60% for Class 3 shares, 0.57% for class 4 shares, 0.52% for class 5 shares and 0.67% for Class K and 0.67% for Institutional Class shares.

An additional disclosure of significant exposure to UK companies in recent periods was added to the Fund's prospectus on April 30 2025. As of December 31, 2025, the Fund's exposure to UK companies was 15% of its net asset value.

C000078427
Shareholder Report [Line Items]
Fund Name	Baillie Gifford EAFE Plus All Cap Fund
Class Name	Class 2
Trading Symbol	BGCWX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford EAFE Plus All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	16.40%	-1.69%	5.57%
MSCI EAFE Index	31.89%	9.46%	8.71%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 108,913,239
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 882,991
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$108,913,239
  Total number of portfolio holdings71
  Total advisory fees paid$882,991
  Portfolio turnover rate22%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	10.2%
Banks	9.8%
Internet	8.3%
Machinery - Diversified	5.5%
Commercial Services	5.0%
Investment Companies	4.7%
Retail	4.1%
Pharmaceuticals	4.1%
Cosmetics/Personal Care	3.8%
Beverages	3.7%
Building Materials	2.5%
Insurance	2.5%
Food	2.4%
Other sectors	31.6%
Other assets less liabilities	1.8%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025.

Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On September 15, 2025 the Board of Trustees approved and adopted an Agreement and Plan of Reorganization for Baillie Gifford EAFE Plus All Cap Fund (the 'target fund') to merge with and into Baillie Gifford International Alpha Fund (the surviving fund'), an existing series of the Trust.

On February 2, 2026, pursuant to the Agreement and Plan of Reorganization, each target fund transferred all of it's assets and liabilities to the surviving fund. At this time there were no Class 2 Shareholders remaining within the Baillie Gifford EAFE Plus All Cap Fund.

Ahead of the Plan of Reorganization, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.67% for Class 2 shares, 0.60% for Class 3 shares, 0.57% for class 4 shares, 0.52% for class 5 shares and 0.67% for Class K and 0.67% for Institutional Class shares.

An additional disclosure of significant exposure to UK companies in recent periods was added to the Fund's prospectus on April 30 2025. As of December 31, 2025, the Fund's exposure to UK companies was 15% of its net asset value.

C000186033
Shareholder Report [Line Items]
Fund Name	Baillie Gifford EAFE Plus All Cap Fund
Class Name	Class K
Trading Symbol	BKGCX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford EAFE Plus All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class K	16.46%	-1.68%	5.58%
MSCI EAFE Index	31.89%	9.46%	8.71%

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-eafe-plus-all-cap-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.
AssetsNet	$ 108,913,239
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 882,991
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$108,913,239
  Total number of portfolio holdings71
  Total advisory fees paid$882,991
  Portfolio turnover rate22%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	10.2%
Banks	9.8%
Internet	8.3%
Machinery - Diversified	5.5%
Commercial Services	5.0%
Investment Companies	4.7%
Retail	4.1%
Pharmaceuticals	4.1%
Cosmetics/Personal Care	3.8%
Beverages	3.7%
Building Materials	2.5%
Insurance	2.5%
Food	2.4%
Other sectors	31.6%
Other assets less liabilities	1.8%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025.

Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On September 15, 2025 the Board of Trustees approved and adopted an Agreement and Plan of Reorganization for Baillie Gifford EAFE Plus All Cap Fund (the 'target fund') to merge with and into Baillie Gifford International Alpha Fund (the surviving fund'), an existing series of the Trust.

On February 2, 2026, pursuant to the Agreement and Plan of Reorganization, each target fund transferred all of it's assets and liabilities to the surviving fund. Shareholders in the target funds received shares in the surviving fund in exchange for their target fund shares.

Ahead of the Plan of Reorganization, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.67% for Class 2 shares, 0.60% for Class 3 shares, 0.57% for class 4 shares, 0.52% for class 5 shares and 0.67% for Class K and 0.67% for Institutional Class shares.

An additional disclosure of significant exposure to UK companies in recent periods was added to the Fund's prospectus on April 30 2025. As of December 31, 2025, the Fund's exposure to UK companies was 15% of its net asset value.

C000186032
Shareholder Report [Line Items]
Fund Name	Baillie Gifford EAFE Plus All Cap Fund
Class Name	Institutional Class
Trading Symbol	BGCSX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford EAFE Plus All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Institutional Class	16.50%	-1.75%	5.50%
MSCI EAFE Index	31.89%	9.46%	8.71%

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-eafe-plus-all-cap-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 108,913,239
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 882,991
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$108,913,239
  Total number of portfolio holdings71
  Total advisory fees paid$882,991
  Portfolio turnover rate22%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	10.2%
Banks	9.8%
Internet	8.3%
Machinery - Diversified	5.5%
Commercial Services	5.0%
Investment Companies	4.7%
Retail	4.1%
Pharmaceuticals	4.1%
Cosmetics/Personal Care	3.8%
Beverages	3.7%
Building Materials	2.5%
Insurance	2.5%
Food	2.4%
Other sectors	31.6%
Other assets less liabilities	1.8%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025.

Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On September 15, 2025 the Board of Trustees approved and adopted an Agreement and Plan of Reorganization for Baillie Gifford EAFE Plus All Cap Fund (the 'target fund') to merge with and into Baillie Gifford International Alpha Fund (the surviving fund'), an existing series of the Trust.

On February 2, 2026, pursuant to the Agreement and Plan of Reorganization, each target fund transferred all of it's assets and liabilities to the surviving fund. Shareholders in the target funds received shares in the surviving fund in exchange for their target fund shares.

Ahead of the Plan of Reorganization, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.67% for Class 2 shares, 0.60% for Class 3 shares, 0.57% for class 4 shares, 0.52% for class 5 shares and 0.67% for Class K and 0.67% for Institutional Class shares.

An additional disclosure of significant exposure to UK companies in recent periods was added to the Fund's prospectus on April 30 2025. As of December 31, 2025, the Fund's exposure to UK companies was 15% of its net asset value.

C000018471
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class 2
Trading Symbol	BGEHX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$93	0.77%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.77%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	40.71%	2.65%	9.76%
MSCI Emerging Markets Index	34.36%	4.67%	8.85%

Returns for Class 2 shares are based on actual performance from March 2, 2015. Prior to that date, returns are calculated based on Class 5 shares from January 1, 2015, adjusted to reflect the differences in share class fees. Prior to January 1, 2015, returns are calculated based on the shares previously designated as Class 3 shares, prior to conversion to Class 5 shares.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 2 shares are based on actual performance from March 2, 2015. Prior to that date, returns are calculated based on Class 5 shares from January 1, 2015, adjusted to reflect the differences in share class fees. Prior to January 1, 2015, returns are calculated based on the shares previously designated as Class 3 shares, prior to conversion to Class 5 shares.

AssetsNet	$ 7,156,113,823
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 31,285,262
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$7,156,113,823
  Total number of portfolio holdings86
  Total advisory fees paid$31,285,262
  Portfolio turnover rate28%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	26.9%
Internet	21.0%
Banks	9.7%
Mining	7.0%
Oil & Gas	4.6%
Diversified Financial Services	2.6%
Retail	2.6%
Auto Parts & Equipment	2.2%
Home Furnishings	2.1%
Insurance	2.0%
Auto Manufacturers	2.0%
Airlines	1.7%
Electric	1.7%
Other sectors	13.7%
Other assets less liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
C000157005
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class 3
Trading Symbol	BGELX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$84	0.70%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 3	40.81%	2.72%	9.83%
MSCI Emerging Markets Index	34.36%	4.67%	8.85%

Returns for Class 3 shares are based on actual performance from March 31, 2016. Prior to that date, returns are calculated based on Class 5 shares from January 1, 2015, adjusted to reflect the differences in share class fees. Prior to January 1, 2015, returns are calculated based on the shares previously designated as Class 3 shares, prior to conversion to Class 5 shares.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 3 shares are based on actual performance from March 31, 2016. Prior to that date, returns are calculated based on Class 5 shares from January 1, 2015, adjusted to reflect the differences in share class fees. Prior to January 1, 2015, returns are calculated based on the shares previously designated as Class 3 shares, prior to conversion to Class 5 shares.

AssetsNet	$ 7,156,113,823
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 31,285,262
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$7,156,113,823
  Total number of portfolio holdings86
  Total advisory fees paid$31,285,262
  Portfolio turnover rate28%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	26.9%
Internet	21.0%
Banks	9.7%
Mining	7.0%
Oil & Gas	4.6%
Diversified Financial Services	2.6%
Retail	2.6%
Auto Parts & Equipment	2.2%
Home Furnishings	2.1%
Insurance	2.0%
Auto Manufacturers	2.0%
Airlines	1.7%
Electric	1.7%
Other sectors	13.7%
Other assets less liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
C000157006
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class 4
Trading Symbol	BGEPX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$81	0.67%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.67%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 4	40.85%	2.75%	9.87%
MSCI Emerging Markets Index	34.36%	4.67%	8.85%

Returns for Class 4 shares are based on actual performance from July 14, 2023. Prior to that date, returns are calculated based on Class 5 shares from January 1, 2015, adjusted to reflect the differences in share class fees. Prior to January 1, 2015, returns are calculated based on the shares previously designated as Class 3 shares, prior to conversion to Class 5 shares.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 4 shares are based on actual performance from July 14, 2023. Prior to that date, returns are calculated based on Class 5 shares from January 1, 2015, adjusted to reflect the differences in share class fees. Prior to January 1, 2015, returns are calculated based on the shares previously designated as Class 3 shares, prior to conversion to Class 5 shares.

AssetsNet	$ 7,156,113,823
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 31,285,262
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$7,156,113,823
  Total number of portfolio holdings86
  Total advisory fees paid$31,285,262
  Portfolio turnover rate28%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	26.9%
Internet	21.0%
Banks	9.7%
Mining	7.0%
Oil & Gas	4.6%
Diversified Financial Services	2.6%
Retail	2.6%
Auto Parts & Equipment	2.2%
Home Furnishings	2.1%
Insurance	2.0%
Auto Manufacturers	2.0%
Airlines	1.7%
Electric	1.7%
Other sectors	13.7%
Other assets less liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
C000018472
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class 5
Trading Symbol	BGEDX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$75	0.62%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.62%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 5	40.92%	2.80%	9.92%
MSCI Emerging Markets Index	34.36%	4.67%	8.85%

Effective January 1, 2015, the share class structure of the Fund was changed, and shares previously designated as Class 3 shares were converted to Class 5 shares. The performance information provided for Class 5 reflects the performance for Class 3 for periods prior to January 1, 2015. Class 3 shares were subject to a higher shareholder service fee than Class 5 shares, and no adjustment has been made to the performance information shown for Class 5 to reflect its different expense structure.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Effective January 1, 2015, the share class structure of the Fund was changed, and shares previously designated as Class 3 shares were converted to Class 5 shares. The performance information provided for Class 5 reflects the performance for Class 3 for periods prior to January 1, 2015. Class 3 shares were subject to a higher shareholder service fee than Class 5 shares, and no adjustment has been made to the performance information shown for Class 5 to reflect its different expense structure.

AssetsNet	$ 7,156,113,823
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 31,285,262
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$7,156,113,823
  Total number of portfolio holdings86
  Total advisory fees paid$31,285,262
  Portfolio turnover rate28%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	26.9%
Internet	21.0%
Banks	9.7%
Mining	7.0%
Oil & Gas	4.6%
Diversified Financial Services	2.6%
Retail	2.6%
Auto Parts & Equipment	2.2%
Home Furnishings	2.1%
Insurance	2.0%
Auto Manufacturers	2.0%
Airlines	1.7%
Electric	1.7%
Other sectors	13.7%
Other assets less liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
C000186027
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Class K
Trading Symbol	BGKEX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$93	0.77%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.77%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class K	40.69%	2.65%	9.75%
MSCI Emerging Markets Index	34.36%	4.67%	8.85%

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-emerging-markets-equities-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 7,156,113,823
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 31,285,262
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$7,156,113,823
  Total number of portfolio holdings86
  Total advisory fees paid$31,285,262
  Portfolio turnover rate28%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	26.9%
Internet	21.0%
Banks	9.7%
Mining	7.0%
Oil & Gas	4.6%
Diversified Financial Services	2.6%
Retail	2.6%
Auto Parts & Equipment	2.2%
Home Furnishings	2.1%
Insurance	2.0%
Auto Manufacturers	2.0%
Airlines	1.7%
Electric	1.7%
Other sectors	13.7%
Other assets less liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
C000186026
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets Equities Fund
Class Name	Institutional Class
Trading Symbol	BGEGX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Emerging Markets Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.86%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Institutional Class	40.60%	2.56%	9.66%
MSCI Emerging Markets Index	34.36%	4.67%	8.85%

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-emerging-markets-equities-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 7,156,113,823
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 31,285,262
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$7,156,113,823
  Total number of portfolio holdings86
  Total advisory fees paid$31,285,262
  Portfolio turnover rate28%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	26.9%
Internet	21.0%
Banks	9.7%
Mining	7.0%
Oil & Gas	4.6%
Diversified Financial Services	2.6%
Retail	2.6%
Auto Parts & Equipment	2.2%
Home Furnishings	2.1%
Insurance	2.0%
Auto Manufacturers	2.0%
Airlines	1.7%
Electric	1.7%
Other sectors	13.7%
Other assets less liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
C000233007
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets ex China Fund
Class Name	Class K
Trading Symbol	BGEZX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Emerging Markets ex China Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-ex-china-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-ex-china-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$106	0.87%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 12/28/21
Class K	43.26%	9.01%
MSCI Emerging Markets ex China Index	35.64%	8.47%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-emerging-markets-ex-china-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,413,579
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,413,579
  Total number of portfolio holdings73
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate20%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	34.3%
Internet	11.8%
Banks	11.5%
Mining	6.5%
Oil & Gas	5.2%
Diversified Financial Services	3.2%
Telecommunications	2.7%
Retail	2.7%
Electric	2.0%
Auto Manufacturers	1.8%
Miscellaneous Manufacturing	1.7%
Computers	1.7%
Airlines	1.7%
Other sectors	11.6%
Other assets less liabilities	1.6%
Total	100.0%

Material Fund Change [Text Block]
C000233008
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Emerging Markets ex China Fund
Class Name	Institutional Class
Trading Symbol	BGEWX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Emerging Markets ex China Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-ex-china-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/emerging-markets-ex-china-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$106	0.87%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception 12/28/21
Institutional Class	43.26%	9.01%
MSCI Emerging Markets ex China Index	35.64%	8.47%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-emerging-markets-ex-china-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,413,579
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,413,579
  Total number of portfolio holdings73
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate20%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	34.3%
Internet	11.8%
Banks	11.5%
Mining	6.5%
Oil & Gas	5.2%
Diversified Financial Services	3.2%
Telecommunications	2.7%
Retail	2.7%
Electric	2.0%
Auto Manufacturers	1.8%
Miscellaneous Manufacturing	1.7%
Computers	1.7%
Airlines	1.7%
Other sectors	11.6%
Other assets less liabilities	1.6%
Total	100.0%

Material Fund Change [Text Block]
C000078432
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Global Alpha Equities Fund
Class Name	Class 2
Trading Symbol	BGATX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$72	0.66%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.66%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	17.46%	3.53%	10.64%
MSCI ACWI Index	22.87%	11.70%	12.27%

Returns for Class 2 shares are based on actual performance from January 6, 2013. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 2 shares are based on actual performance from January 6, 2013. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 464,465,144
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 2,460,249
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$464,465,144
  Total number of portfolio holdings89
  Total advisory fees paid$2,460,249
  Portfolio turnover rate30%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	25.7%
Semiconductors	14.4%
Software	8.3%
Commercial Services	6.9%
Retail	5.0%
Building Materials	4.6%
Healthcare - Services	4.0%
Diversified Financial Services	3.3%
Biotechnology	2.4%
Real Estate	2.2%
Aerospace/Defense	2.0%
Airlines	1.9%
Healthcare - Products	1.8%
Other sectors	16.0%
Other assets less liabilities	1.5%
Total	100.0%

Material Fund Change [Text Block]
C000078433
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Global Alpha Equities Fund
Class Name	Class 3
Trading Symbol	BGAEX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$12Footnote Reference*	0.59%
Footnote	Description
Footnote*	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.

Expenses Paid, Amount	$ 12	[1]
Expense Ratio, Percent	0.59%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 3	17.47%	3.53%	10.65%
MSCI ACWI Index	22.87%	11.70%	12.27%

Returns for Class 3 shares are based on actual performance from October 21, 2025. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 3 shares are based on actual performance from October 21, 2025. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 464,465,144
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 2,460,249
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$464,465,144
  Total number of portfolio holdings89
  Total advisory fees paid$2,460,249
  Portfolio turnover rate30%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	25.7%
Semiconductors	14.4%
Software	8.3%
Commercial Services	6.9%
Retail	5.0%
Building Materials	4.6%
Healthcare - Services	4.0%
Diversified Financial Services	3.3%
Biotechnology	2.4%
Real Estate	2.2%
Aerospace/Defense	2.0%
Airlines	1.9%
Healthcare - Products	1.8%
Other sectors	16.0%
Other assets less liabilities	1.5%
Total	100.0%

Material Fund Change [Text Block]
C000186034
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Global Alpha Equities Fund
Class Name	Class K
Trading Symbol	BGAKX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class K	17.50%	3.53%	10.64%
MSCI ACWI Index	22.87%	11.70%	12.27%

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-global-alpha-equities-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 464,465,144
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 2,460,249
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$464,465,144
  Total number of portfolio holdings89
  Total advisory fees paid$2,460,249
  Portfolio turnover rate30%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	25.7%
Semiconductors	14.4%
Software	8.3%
Commercial Services	6.9%
Retail	5.0%
Building Materials	4.6%
Healthcare - Services	4.0%
Diversified Financial Services	3.3%
Biotechnology	2.4%
Real Estate	2.2%
Aerospace/Defense	2.0%
Airlines	1.9%
Healthcare - Products	1.8%
Other sectors	16.0%
Other assets less liabilities	1.5%
Total	100.0%

Material Fund Change [Text Block]
C000186035
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Global Alpha Equities Fund
Class Name	Institutional Class
Trading Symbol	BGASX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Global Alpha Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Institutional Class	17.27%	3.42%	10.56%
MSCI ACWI Index	22.87%	11.70%	12.27%

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-global-alpha-equities-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 464,465,144
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 2,460,249
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$464,465,144
  Total number of portfolio holdings89
  Total advisory fees paid$2,460,249
  Portfolio turnover rate30%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	25.7%
Semiconductors	14.4%
Software	8.3%
Commercial Services	6.9%
Retail	5.0%
Building Materials	4.6%
Healthcare - Services	4.0%
Diversified Financial Services	3.3%
Biotechnology	2.4%
Real Estate	2.2%
Aerospace/Defense	2.0%
Airlines	1.9%
Healthcare - Products	1.8%
Other sectors	16.0%
Other assets less liabilities	1.5%
Total	100.0%

Material Fund Change [Text Block]
C000034445
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class 2
Trading Symbol	BGITX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	19.58%	1.11%	7.67%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 2,007,293,889
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 7,491,982
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,007,293,889
  Total number of portfolio holdings82
  Total advisory fees paid$7,491,982
  Portfolio turnover rate19%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.5%
Semiconductors	14.5%
Commercial Services	6.2%
Insurance	5.9%
Banks	5.4%
Software	4.9%
Home Furnishings	4.3%
Pharmaceuticals	4.3%
Building Materials	4.3%
Machinery - Diversified	4.0%
Airlines	3.4%
Food	3.4%
Diversified Financial Services	3.1%
Other sectors	18.9%
Other assets less liabilities	0.9%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/international-alpha-fund/TSR-2-5 or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

A disclosure that the Fund expects to have considerable exposure to Chinese companies was added to the prospectus. As of December 31, 2025, the Fund's exposure to Chinese companies was 10% of its net asset value.

C000034446
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class 3
Trading Symbol	BGIFX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 3	19.67%	1.18%	7.74%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for Class 3 shares are based on actual performance from September 1, 2010. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 3 shares are based on actual performance from September 1, 2010. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

AssetsNet	$ 2,007,293,889
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 7,491,982
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,007,293,889
  Total number of portfolio holdings82
  Total advisory fees paid$7,491,982
  Portfolio turnover rate19%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.5%
Semiconductors	14.5%
Commercial Services	6.2%
Insurance	5.9%
Banks	5.4%
Software	4.9%
Home Furnishings	4.3%
Pharmaceuticals	4.3%
Building Materials	4.3%
Machinery - Diversified	4.0%
Airlines	3.4%
Food	3.4%
Diversified Financial Services	3.1%
Other sectors	18.9%
Other assets less liabilities	0.9%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/international-alpha-fund/TSR-2-5 or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

A disclosure that the Fund expects to have considerable exposure to Chinese companies was added to the prospectus. As of December 31, 2025, the Fund's exposure to Chinese companies was 10% of its net asset value.

C000078438
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class 4
Trading Symbol	BGIUX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 4	19.70%	1.21%	7.76%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for Class 4 shares are based on actual performance from July 10, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 4 shares are based on actual performance from July 10, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

AssetsNet	$ 2,007,293,889
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 7,491,982
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,007,293,889
  Total number of portfolio holdings82
  Total advisory fees paid$7,491,982
  Portfolio turnover rate19%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.5%
Semiconductors	14.5%
Commercial Services	6.2%
Insurance	5.9%
Banks	5.4%
Software	4.9%
Home Furnishings	4.3%
Pharmaceuticals	4.3%
Building Materials	4.3%
Machinery - Diversified	4.0%
Airlines	3.4%
Food	3.4%
Diversified Financial Services	3.1%
Other sectors	18.9%
Other assets less liabilities	0.9%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/international-alpha-fund/TSR-2-5 or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

A disclosure that the Fund expects to have considerable exposure to Chinese companies was added to the prospectus. As of December 31, 2025, the Fund's exposure to Chinese companies was 10% of its net asset value.

C000116266
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class 5
Trading Symbol	BGIVX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 5	19.76%	1.26%	7.83%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for Class 5 shares are based on actual performance from April 7, 2014. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 5 shares are based on actual performance from April 7, 2014. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

AssetsNet	$ 2,007,293,889
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 7,491,982
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,007,293,889
  Total number of portfolio holdings82
  Total advisory fees paid$7,491,982
  Portfolio turnover rate19%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.5%
Semiconductors	14.5%
Commercial Services	6.2%
Insurance	5.9%
Banks	5.4%
Software	4.9%
Home Furnishings	4.3%
Pharmaceuticals	4.3%
Building Materials	4.3%
Machinery - Diversified	4.0%
Airlines	3.4%
Food	3.4%
Diversified Financial Services	3.1%
Other sectors	18.9%
Other assets less liabilities	0.9%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/international-alpha-fund/TSR-2-5 or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

A disclosure that the Fund expects to have considerable exposure to Chinese companies was added to the prospectus. As of December 31, 2025, the Fund's exposure to Chinese companies was 10% of its net asset value.

C000186029
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Class K
Trading Symbol	BGIKX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class K	19.59%	1.10%	7.67%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-international-alpha-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.
AssetsNet	$ 2,007,293,889
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 7,491,982
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,007,293,889
  Total number of portfolio holdings82
  Total advisory fees paid$7,491,982
  Portfolio turnover rate19%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.5%
Semiconductors	14.5%
Commercial Services	6.2%
Insurance	5.9%
Banks	5.4%
Software	4.9%
Home Furnishings	4.3%
Pharmaceuticals	4.3%
Building Materials	4.3%
Machinery - Diversified	4.0%
Airlines	3.4%
Food	3.4%
Diversified Financial Services	3.1%
Other sectors	18.9%
Other assets less liabilities	0.9%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/international-alpha-fund/TSR-I-K or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

A disclosure that the Fund expects to have considerable exposure to Chinese companies was added to the prospectus. As of December 31, 2025, the Fund's exposure to Chinese companies was 10% of its net asset value.

C000186028
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Alpha Fund
Class Name	Institutional Class
Trading Symbol	BINSX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Alpha Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-alpha-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Institutional Class	19.45%	1.02%	7.59%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-international-alpha-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 2,007,293,889
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 7,491,982
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,007,293,889
  Total number of portfolio holdings82
  Total advisory fees paid$7,491,982
  Portfolio turnover rate19%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.5%
Semiconductors	14.5%
Commercial Services	6.2%
Insurance	5.9%
Banks	5.4%
Software	4.9%
Home Furnishings	4.3%
Pharmaceuticals	4.3%
Building Materials	4.3%
Machinery - Diversified	4.0%
Airlines	3.4%
Food	3.4%
Diversified Financial Services	3.1%
Other sectors	18.9%
Other assets less liabilities	0.9%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/international-alpha-fund/TSR-I-K or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

A disclosure that the Fund expects to have considerable exposure to Chinese companies was added to the prospectus. As of December 31, 2025, the Fund's exposure to Chinese companies was 10% of its net asset value.

C000193787
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Concentrated Growth Equities Fund
Class Name	Class K
Trading Symbol	BTLKX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Concentrated Growth Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	Since Inception 12/14/17
Class K	16.69%	-0.63%	11.66%
MSCI ACWI ex USA Index	33.11%	8.45%	7.55%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-international-concentrated-growth-equities-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 98,433,719
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 281,105
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$98,433,719
  Total number of portfolio holdings27
  Total advisory fees paid, net of waiver$281,105
  Portfolio turnover rate15%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	44.9%
Semiconductors	19.9%
Commercial Services	8.6%
Apparel	6.4%
Auto Manufacturers	5.9%
Banks	4.0%
Biotechnology	2.1%
Cosmetics/Personal Care	2.0%
Machinery - Diversified	1.9%
Transportation	1.2%
Investment Companies	1.0%
Pharmaceuticals	0.6%
Other assets less liabilities	1.5%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On December 8 and 9, 2025, the Board of Trustees of the Fund approved and adopted a Plan of Reorganization for the Fund, an Agreement and Plan of Reorganization (each, a “Plan”), pursuant to which each of Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund will merge into Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF, and Baillie Gifford U.S. Equity Growth ETF, each a series of Baillie Gifford ETF Trust, respectively, subject to shareholder approval.

C000193786
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Concentrated Growth Equities Fund
Class Name	Institutional Class
Trading Symbol	BTLSX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Concentrated Growth Equities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.82%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.82%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	Since Inception 12/14/17
Institutional Class	16.56%	-0.74%	11.52%
MSCI ACWI ex USA Index	33.11%	8.45%	7.55%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-international-concentrated-growth-equities-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 98,433,719
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 281,105
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$98,433,719
  Total number of portfolio holdings27
  Total advisory fees paid, net of waiver$281,105
  Portfolio turnover rate15%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	44.9%
Semiconductors	19.9%
Commercial Services	8.6%
Apparel	6.4%
Auto Manufacturers	5.9%
Banks	4.0%
Biotechnology	2.1%
Cosmetics/Personal Care	2.0%
Machinery - Diversified	1.9%
Transportation	1.2%
Investment Companies	1.0%
Pharmaceuticals	0.6%
Other assets less liabilities	1.5%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On December 8 and 9, 2025, the Board of Trustees of the Fund approved and adopted a Plan of Reorganization for the Fund, an Agreement and Plan of Reorganization (each, a “Plan”), pursuant to which each of Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund will merge into Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF, and Baillie Gifford U.S. Equity Growth ETF, each a series of Baillie Gifford ETF Trust, respectively, subject to shareholder approval.

C000034448
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class 2
Trading Symbol	BGETX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	17.28%	-3.00%	8.93%
MSCI EAFE Index	31.89%	9.46%	8.71%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 3,358,454,937
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 10,976,100
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,358,454,937
  Total number of portfolio holdings59
  Total advisory fees paid$10,976,100
  Portfolio turnover rate21%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	22.6%
Semiconductors	20.6%
Commercial Services	7.4%
Machinery - Diversified	5.6%
Software	5.3%
Auto Manufacturers	4.3%
Biotechnology	3.9%
Transportation	3.6%
Pharmaceuticals	3.4%
Insurance	3.2%
Apparel	2.7%
Cosmetics/Personal Care	2.6%
Banks	2.5%
Other sectors	11.7%
Other assets less liabilities	0.6%
Total	100.0%

Material Fund Change [Text Block]
C000034449
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class 3
Trading Symbol	BGEUX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 3	16.53%	-3.07%	8.89%
MSCI EAFE Index	31.89%	9.46%	8.71%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for Class 3 shares are based on actual performance from April 19, 2010. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 3 shares are based on actual performance from April 19, 2010. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

AssetsNet	$ 3,358,454,937
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 10,976,100
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,358,454,937
  Total number of portfolio holdings59
  Total advisory fees paid$10,976,100
  Portfolio turnover rate21%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	22.6%
Semiconductors	20.6%
Commercial Services	7.4%
Machinery - Diversified	5.6%
Software	5.3%
Auto Manufacturers	4.3%
Biotechnology	3.9%
Transportation	3.6%
Pharmaceuticals	3.4%
Insurance	3.2%
Apparel	2.7%
Cosmetics/Personal Care	2.6%
Banks	2.5%
Other sectors	11.7%
Other assets less liabilities	0.6%
Total	100.0%

Material Fund Change [Text Block]
C000078439
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class 4
Trading Symbol	BGEFX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 4	17.39%	-2.90%	9.04%
MSCI EAFE Index	31.89%	9.46%	8.71%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for Class 4 shares are based on actual performance from October 10, 2016. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 4 shares are based on actual performance from October 10, 2016. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

AssetsNet	$ 3,358,454,937
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 10,976,100
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,358,454,937
  Total number of portfolio holdings59
  Total advisory fees paid$10,976,100
  Portfolio turnover rate21%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	22.6%
Semiconductors	20.6%
Commercial Services	7.4%
Machinery - Diversified	5.6%
Software	5.3%
Auto Manufacturers	4.3%
Biotechnology	3.9%
Transportation	3.6%
Pharmaceuticals	3.4%
Insurance	3.2%
Apparel	2.7%
Cosmetics/Personal Care	2.6%
Banks	2.5%
Other sectors	11.7%
Other assets less liabilities	0.6%
Total	100.0%

Material Fund Change [Text Block]
C000116267
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class 5
Trading Symbol	BGEVX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 5	17.45%	-2.85%	9.10%
MSCI EAFE Index	31.89%	9.46%	8.71%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for Class 5 shares are based on actual performance from July 19, 2012. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 5 shares are based on actual performance from July 19, 2012. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

AssetsNet	$ 3,358,454,937
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 10,976,100
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,358,454,937
  Total number of portfolio holdings59
  Total advisory fees paid$10,976,100
  Portfolio turnover rate21%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	22.6%
Semiconductors	20.6%
Commercial Services	7.4%
Machinery - Diversified	5.6%
Software	5.3%
Auto Manufacturers	4.3%
Biotechnology	3.9%
Transportation	3.6%
Pharmaceuticals	3.4%
Insurance	3.2%
Apparel	2.7%
Cosmetics/Personal Care	2.6%
Banks	2.5%
Other sectors	11.7%
Other assets less liabilities	0.6%
Total	100.0%

Material Fund Change [Text Block]
C000186031
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Class K
Trading Symbol	BGEKX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class K	17.24%	-3.00%	8.93%
MSCI EAFE Index	31.89%	9.46%	8.71%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-international-growth-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.
AssetsNet	$ 3,358,454,937
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 10,976,100
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,358,454,937
  Total number of portfolio holdings59
  Total advisory fees paid$10,976,100
  Portfolio turnover rate21%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	22.6%
Semiconductors	20.6%
Commercial Services	7.4%
Machinery - Diversified	5.6%
Software	5.3%
Auto Manufacturers	4.3%
Biotechnology	3.9%
Transportation	3.6%
Pharmaceuticals	3.4%
Insurance	3.2%
Apparel	2.7%
Cosmetics/Personal Care	2.6%
Banks	2.5%
Other sectors	11.7%
Other assets less liabilities	0.6%
Total	100.0%

Material Fund Change [Text Block]
C000186030
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Growth Fund
Class Name	Institutional Class
Trading Symbol	BGESX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/international-growth-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Institutional Class	17.15%	-3.08%	8.85%
MSCI EAFE Index	31.89%	9.46%	8.71%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-international-growth-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 3,358,454,937
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 10,976,100
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,358,454,937
  Total number of portfolio holdings59
  Total advisory fees paid$10,976,100
  Portfolio turnover rate21%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	22.6%
Semiconductors	20.6%
Commercial Services	7.4%
Machinery - Diversified	5.6%
Software	5.3%
Auto Manufacturers	4.3%
Biotechnology	3.9%
Transportation	3.6%
Pharmaceuticals	3.4%
Insurance	3.2%
Apparel	2.7%
Cosmetics/Personal Care	2.6%
Banks	2.5%
Other sectors	11.7%
Other assets less liabilities	0.6%
Total	100.0%

Material Fund Change [Text Block]
C000144091
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Long Term Global Growth Fund
Class Name	Class 2
Trading Symbol	BGLTX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Long Term Global Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/long-term-global-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	16.38%	1.91%	15.77%
MSCI ACWI Index	22.87%	11.70%	12.27%

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,028,798,720
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 4,432,958
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,028,798,720
  Total number of portfolio holdings38
  Total advisory fees paid$4,432,958
  Portfolio turnover rate22%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	41.3%
Semiconductors	13.6%
Software	10.9%
Banks	3.3%
Aerospace/Defense	3.2%
Retail	3.0%
Commercial Services	2.8%
Healthcare - Products	2.7%
Apparel	2.5%
Auto Parts & Equipment	1.9%
Biotechnology	1.8%
Pharmaceuticals	1.7%
Miscellaneous Manufacturing	1.6%
Other sectors	7.6%
Other assets less liabilities	2.1%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/long-term-global-growth-fund/TSR-2-5 or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On December 8 and 9, 2025, the Board of Trustees of the Fund approved and adopted a Plan of Reorganization for the Fund, an Agreement and Plan of Reorganization (each, a “Plan”), pursuant to which each of Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund will merge into Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF, and Baillie Gifford U.S. Equity Growth ETF, each a series of Baillie Gifford ETF Trust, respectively, subject to shareholder approval.

On October 2, 2025, a plan to launch Baillie Gifford Institutional Trust (BGIT) was approved and adopted. Subsequent to this on February 5, 2026, Baillie Gifford Long Term Global Growth Institutional Fund ("LTGG Institutional Fund") was launched. As part of this launch around $160 million of existing shareholders within the Baillie Gifford Long Term Global Growth Fund transitioned to the LTGG Institutional Fund.

Effective January 30, 2026, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.70% for Class 2 shares, 0.63% for Class 3 shares, 0.60% for class 4 shares, 0.55% for class 5 shares and 0.70% for Class K and 0.70% for Institutional Class shares. This contractual waiver will expire on June 1, 2026.

C000144092
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Long Term Global Growth Fund
Class Name	Class 3
Trading Symbol	BGLOX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Long Term Global Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/long-term-global-growth-fund/TSR-2-5
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$14Footnote Reference*	0.65%
Footnote	Description
Footnote*	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.

Expenses Paid, Amount	$ 14	[2]
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 3	16.40%	1.91%	15.77%
MSCI ACWI Index	22.87%	11.70%	12.27%

Returns for the Class 3 shares are based on actual performance from October 14, 2025. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for the Class 3 shares are based on actual performance from October 14, 2025. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 1,028,798,720
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 4,432,958
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,028,798,720
  Total number of portfolio holdings38
  Total advisory fees paid$4,432,958
  Portfolio turnover rate22%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	41.3%
Semiconductors	13.6%
Software	10.9%
Banks	3.3%
Aerospace/Defense	3.2%
Retail	3.0%
Commercial Services	2.8%
Healthcare - Products	2.7%
Apparel	2.5%
Auto Parts & Equipment	1.9%
Biotechnology	1.8%
Pharmaceuticals	1.7%
Miscellaneous Manufacturing	1.6%
Other sectors	7.6%
Other assets less liabilities	2.1%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/long-term-global-growth-fund/TSR-2-5 or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On December 8 and 9, 2025, the Board of Trustees of the Fund approved and adopted a Plan of Reorganization for the Fund, an Agreement and Plan of Reorganization (each, a “Plan”), pursuant to which each of Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund will merge into Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF, and Baillie Gifford U.S. Equity Growth ETF, each a series of Baillie Gifford ETF Trust, respectively, subject to shareholder approval.

On October 2, 2025, a plan to launch Baillie Gifford Institutional Trust (BGIT) was approved and adopted. Subsequent to this on February 5, 2026, Baillie Gifford Long Term Global Growth Institutional Fund ("LTGG Institutional Fund") was launched. As part of this launch around $160 million of existing shareholders within the Baillie Gifford Long Term Global Growth Fund transitioned to the LTGG Institutional Fund.

Effective January 30, 2026, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.70% for Class 2 shares, 0.63% for Class 3 shares, 0.60% for class 4 shares, 0.55% for class 5 shares and 0.70% for Class K and 0.70% for Institutional Class shares. This contractual waiver will expire on June 1, 2026.

C000186041
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Long Term Global Growth Fund
Class Name	Class K
Trading Symbol	BGLKX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Long Term Global Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class K	16.40%	1.91%	15.77%
MSCI ACWI Index	22.87%	11.70%	12.27%

Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-long-term-global-growth-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]	Returns for Class K shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund.
AssetsNet	$ 1,028,798,720
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 4,432,958
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,028,798,720
  Total number of portfolio holdings38
  Total advisory fees paid$4,432,958
  Portfolio turnover rate22%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	41.3%
Semiconductors	13.6%
Software	10.9%
Banks	3.3%
Aerospace/Defense	3.2%
Retail	3.0%
Commercial Services	2.8%
Healthcare - Products	2.7%
Apparel	2.5%
Auto Parts & Equipment	1.9%
Biotechnology	1.8%
Pharmaceuticals	1.7%
Miscellaneous Manufacturing	1.6%
Other sectors	7.6%
Other assets less liabilities	2.1%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On December 8 and 9, 2025, the Board of Trustees of the Fund approved and adopted a Plan of Reorganization for the Fund, an Agreement and Plan of Reorganization (each, a “Plan”), pursuant to which each of Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund will merge into Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF, and Baillie Gifford U.S. Equity Growth ETF, each a series of Baillie Gifford ETF Trust, respectively, subject to shareholder approval.

On October 2, 2025, a plan to launch Baillie Gifford Institutional Trust (BGIT) was approved and adopted. Subsequent to this on February 5, 2026, Baillie Gifford Long Term Global Growth Institutional Fund ("LTGG Institutional Fund") was launched. As part of this launch around $160 million of existing shareholders within the Baillie Gifford Long Term Global Growth Fund transitioned to the LTGG Institutional Fund.

Effective January 30, 2026, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.70% for Class 2 shares, 0.63% for Class 3 shares, 0.60% for class 4 shares, 0.55% for class 5 shares and 0.70% for Class K and 0.70% for Institutional Class shares. This contractual waiver will expire on June 1, 2026.

C000186040
Shareholder Report [Line Items]
Fund Name	Baillie Gifford Long Term Global Growth Fund
Class Name	Institutional Class
Trading Symbol	BSGLX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford Long Term Global Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Institutional Class	16.26%	1.82%	15.67%
MSCI ACWI Index	22.87%	11.70%	12.27%

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-long-term-global-growth-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for the Institutional Class shares are based on actual performance from April 28, 2017. Prior to that date, returns are calculated based on the oldest share class of the Fund and were adjusted to reflect the differences in class expense due to the fees being higher.

AssetsNet	$ 1,028,798,720
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 4,432,958
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,028,798,720
  Total number of portfolio holdings38
  Total advisory fees paid$4,432,958
  Portfolio turnover rate22%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	41.3%
Semiconductors	13.6%
Software	10.9%
Banks	3.3%
Aerospace/Defense	3.2%
Retail	3.0%
Commercial Services	2.8%
Healthcare - Products	2.7%
Apparel	2.5%
Auto Parts & Equipment	1.9%
Biotechnology	1.8%
Pharmaceuticals	1.7%
Miscellaneous Manufacturing	1.6%
Other sectors	7.6%
Other assets less liabilities	2.1%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On December 8 and 9, 2025, the Board of Trustees of the Fund approved and adopted a Plan of Reorganization for the Fund, an Agreement and Plan of Reorganization (each, a “Plan”), pursuant to which each of Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund will merge into Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF, and Baillie Gifford U.S. Equity Growth ETF, each a series of Baillie Gifford ETF Trust, respectively, subject to shareholder approval.

On October 2, 2025, a plan to launch Baillie Gifford Institutional Trust (BGIT) was approved and adopted. Subsequent to this on February 5, 2026, Baillie Gifford Long Term Global Growth Institutional Fund ("LTGG Institutional Fund") was launched. As part of this launch around $160 million of existing shareholders within the Baillie Gifford Long Term Global Growth Fund transitioned to the LTGG Institutional Fund.

Effective January 30, 2026, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.70% for Class 2 shares, 0.63% for Class 3 shares, 0.60% for class 4 shares, 0.55% for class 5 shares and 0.70% for Class K and 0.70% for Institutional Class shares. This contractual waiver will expire on June 1, 2026.

C000186037
Shareholder Report [Line Items]
Fund Name	Baillie Gifford U.S. Equity Growth Fund
Class Name	Class K
Trading Symbol	BGGKX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford U.S. Equity Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/u-s-equity-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/u-s-equity-growth-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	Since Inception 12/5/16
Class K	10.38%	-2.18%	15.95%
S&P 500 Index	17.88%	14.42%	15.22%
Russell 1000 Growth Index	18.56%	15.31%	19.42%

The inception date for the Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of the Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares.

The Fund has changed its broad-based securities market index from the Russell 1000 Growth Index to the S&P 500 Index in light of revisions to the regulatory definition of a broad-based securities market index included in mutual fund prospectuses and shareholder reports. The Fund has retained the S&P 500 Index as an additional benchmark.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-us-equity-growth-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]

The Fund has changed its broad-based securities market index from the Russell 1000 Growth Index to the S&P 500 Index in light of revisions to the regulatory definition of a broad-based securities market index included in mutual fund prospectuses and shareholder reports. The Fund has retained the S&P 500 Index as an additional benchmark.

Updated Performance Information Location [Text Block]

The inception date for the Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of the Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares.

AssetsNet	$ 18,327,346
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$18,327,346
  Total number of portfolio holdings47
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate18%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	36.6%
Software	18.0%
Healthcare - Products	8.6%
Semiconductors	6.8%
Biotechnology	4.9%
Auto Manufacturers	3.6%
Real Estate	3.0%
Commercial Services	3.0%
Healthcare - Services	2.1%
Entertainment	1.6%
Home Furnishings	1.4%
Distribution/Wholesale	1.4%
Insurance	1.3%
Other sectors	5.3%
Other assets less liabilities	2.4%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/u-s-equity-growth-fund/TSR or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On December 8 and 9, 2025, the Board of Trustees of the Fund approved and adopted a Plan of Reorganization for the Fund, an Agreement and Plan of Reorganization (each, a “Plan”), pursuant to which each of Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund will merge into Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF, and Baillie Gifford U.S. Equity Growth ETF, each a series of Baillie Gifford ETF Trust, respectively, subject to shareholder approval.

C000186036
Shareholder Report [Line Items]
Fund Name	Baillie Gifford U.S. Equity Growth Fund
Class Name	Institutional Class
Trading Symbol	BGGSX
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford U.S. Equity Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bailliegifford.com/u-s-equity-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	+1-844-394-6127
Additional Information Website	www.bailliegifford.com/u-s-equity-growth-fund/TSR
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	Since Inception 12/5/16
Institutional Class	10.25%	-2.27%	15.86%
S&P 500 Index	17.88%	14.42%	15.22%
Russell 1000 Growth Index	18.56%	15.31%	19.42%

The inception date for the Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of the Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares.  Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 1 shares and has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

The Fund has changed its broad-based securities market index from the Russell 1000 Growth Index to the S&P 500 Index in light of revisions to the regulatory definition of a broad-based securities market index included in mutual fund prospectuses and shareholder reports. The Fund has retained the S&P 500 Index as an additional benchmark.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

For updated Fund performance information, please visit: https://www.bailliegifford.com/pages/funds/baillie-gifford-us-equity-growth-fund/?tab=performance.

Performance Table Market Index Changed [Text Block]

The Fund has changed its broad-based securities market index from the Russell 1000 Growth Index to the S&P 500 Index in light of revisions to the regulatory definition of a broad-based securities market index included in mutual fund prospectuses and shareholder reports. The Fund has retained the S&P 500 Index as an additional benchmark.

Updated Performance Information Location [Text Block]

The inception date for the Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1-5 of the Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares.  Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 1 shares and has been adjusted for the higher total annual operating expenses incurred by Institutional Class.

AssetsNet	$ 18,327,346
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$18,327,346
  Total number of portfolio holdings47
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate18%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	36.6%
Software	18.0%
Healthcare - Products	8.6%
Semiconductors	6.8%
Biotechnology	4.9%
Auto Manufacturers	3.6%
Real Estate	3.0%
Commercial Services	3.0%
Healthcare - Services	2.1%
Entertainment	1.6%
Home Furnishings	1.4%
Distribution/Wholesale	1.4%
Insurance	1.3%
Other sectors	5.3%
Other assets less liabilities	2.4%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at www.bailliegifford.com/u-s-equity-growth-fund/TSR or upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On December 8 and 9, 2025, the Board of Trustees of the Fund approved and adopted a Plan of Reorganization for the Fund, an Agreement and Plan of Reorganization (each, a “Plan”), pursuant to which each of Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund and Baillie Gifford U.S. Equity Growth Fund will merge into Baillie Gifford International Concentrated Growth ETF, Baillie Gifford Long Term Global Growth ETF, and Baillie Gifford U.S. Equity Growth ETF, each a series of Baillie Gifford ETF Trust, respectively, subject to shareholder approval.

C000118798
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International All Cap Fund
Class Name	Class 2
Trading Symbol	BGICF2
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$68	0.63%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 2	18.20%	-1.13%	6.31%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for Class 2 shares are based on actual performance from April 9, 2013. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 2 shares are based on actual performance from April 9, 2013. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

AssetsNet	$ 279,720,206
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,026,597
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$279,720,206
  Total number of portfolio holdings83
  Total advisory fees paid$1,026,597
  Portfolio turnover rate20%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	13.5%
Internet	11.8%
Banks	10.0%
Commercial Services	4.7%
Retail	4.6%
Machinery - Diversified	3.7%
Beverages	3.6%
Investment Companies	3.3%
Electronics	3.2%
Pharmaceuticals	3.2%
Cosmetics/Personal Care	2.5%
Building Materials	2.5%
Software	2.3%
Other sectors	30.0%
Other assets less liabilities	1.1%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025.

Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On September 15, 2025, the Board of Trustees approved and adopted an Agreement and Plan of Reorganization for Baillie Gifford International All Cap Fund (the 'target fund') to merge with and into Baillie Gifford International Alpha Fund (the surviving fund'), an existing series of the Trust."

On February 2, 2026, pursuant to the Agreement and Plan of Reorganization, each target fund transferred all of it's assets and liabilities to the surviving fund. Shareholders in the target funds received shares in the surviving fund in exchange for their target fund shares.

Ahead of the Plan of Reorganization, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.67% for Class 2 shares, 0.60% for Class 3 shares, 0.57% for class 4 shares, 0.52% for class 5 shares and 0.67% for Class K and 0.67% for Institutional Class shares.

C000118799
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International All Cap Fund
Class Name	Class 3
Trading Symbol	BGICF3
Annual or Semi-Annual Statement [Text Block]	The annual shareholder report contains important information about Baillie Gifford International All Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$61	0.56%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Performance Past Does Not Indicate Future [Text]	Past performance does not predict future performance.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 years	10 Years
Class 3	18.28%	-1.06%	6.39%
MSCI ACWI ex USA Index	33.11%	8.45%	8.94%

Returns for Class 3 shares are based on actual performance from May 1, 2013. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]

Returns for Class 3 shares are based on actual performance from May 1, 2013. Prior to that date, returns are calculated based on the oldest share class of the Fund and were not adjusted to reflect the differences in class expense due to the fees being lower.

AssetsNet	$ 279,720,206
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,026,597
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$279,720,206
  Total number of portfolio holdings83
  Total advisory fees paid$1,026,597
  Portfolio turnover rate20%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key Fund statistics that you should pay attention to:
Holdings [Text Block]

Tabular Representation of Holdings as of December 31, 2025

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	13.5%
Internet	11.8%
Banks	10.0%
Commercial Services	4.7%
Retail	4.6%
Machinery - Diversified	3.7%
Beverages	3.6%
Investment Companies	3.3%
Electronics	3.2%
Pharmaceuticals	3.2%
Cosmetics/Personal Care	2.5%
Building Materials	2.5%
Software	2.3%
Other sectors	30.0%
Other assets less liabilities	1.1%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025.

Additional information about the Fund is available upon request by contacting us at +1-844-394-6127 or via email at northamericanvehiclesteam@bailliegifford.com.

On September 15, 2025, the Board of Trustees approved and adopted an Agreement and Plan of Reorganization for Baillie Gifford International All Cap Fund (the 'target fund') to merge with and into Baillie Gifford International Alpha Fund (the surviving fund'), an existing series of the Trust."

On February 2, 2026, pursuant to the Agreement and Plan of Reorganization, each target fund transferred all of it's assets and liabilities to the surviving fund. Shareholders in the target funds received shares in the surviving fund in exchange for their target fund shares.

Ahead of the Plan of Reorganization, Baillie Gifford Overseas Limited has contractually agreed to waive its fees and/or bear Other Expenses of the Fund to the extent that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.67% for Class 2 shares, 0.60% for Class 3 shares, 0.57% for class 4 shares, 0.52% for class 5 shares and 0.67% for Class K and 0.67% for Institutional Class shares.

[1]	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.
[2]	The period from commencement to the date of this report is less than a full reporting period. Expenses paid for a full reporting period would be higher.